Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB SUSTAINABLE GLOBAL THEMATIC FUND, INC.
Entity Central Index Key	0000350181
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000027887
Shareholder Report [Line Items]
Fund Name	AB Sustainable Global Thematic Fund
Class Name	Advisor Class
Trading Symbol	ATEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Sustainable Global Thematic Fund (the “Fund”) for the period of August 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ATEYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$73	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the eleven-month period from August 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.78%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 11-month period ended June 30, 2026, all share classes of the Fund underperformed the MSCI ACWI (net) (the “benchmark”), before sales charges. Security selection was the primary detractor from relative performance, while sector allocation contributed positively. Security selection within technology, industrials, financials and health care detracted the most from relative performance and more than offset positive contributions from other areas of the Fund. Sector allocation decisions added value, particularly within consumer discretionary, communication services and consumer staples. Positive contributions were also generated from security selection within materials, utilities and real estate. Currency effects provided a modest positive contribution during the period. Overall, unfavorable security selection across several sectors was the primary driver of the Fund’s underperformance relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	MSCI All Country World Index (net)
06/16	$10,000	$10,000
06/17	$12,367	$11,878
06/18	$13,993	$13,153
06/19	$15,296	$13,908
06/20	$17,592	$14,202
06/21	$25,261	$19,778
06/22	$19,748	$16,663
06/23	$22,989	$19,417
06/24	$25,266	$23,179
06/25	$27,040	$26,927
06/26	$28,297	$33,301

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Advisor Class	4.64%	2.30%	10.96%
MSCI All Country World Index (net)	23.67%	10.98%	12.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,341,413,221
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 8,592,933	[2]
InvestmentCompanyPortfolioTurnover	93.00%	[2]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,341,413,221
# of Portfolio Holdings	55
Portfolio Turnover Rate	93%Footnote Reference+
Total Advisory Fees Paid (Net)	$8,592,933Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from August 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	32.9%
Industrials	20.6%
Financials	12.6%
Health Care	11.5%
Communication Services	4.8%
Utilities	3.6%
Consumer Discretionary	2.9%
Real Estate	2.1%
Energy	1.2%
Materials	1.2%
Short-Term Investments	6.5%
Other assets less liabilities	0.1%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	55.9%
Japan	6.6%
United Kingdom	4.8%
Taiwan	4.1%
Italy	3.7%
Switzerland	3.6%
Hong Kong	2.6%
Brazil	1.6%
South Korea	1.5%
China	1.5%
Canada	1.2%
Austria	1.2%
Netherlands	1.1%
Finland	1.1%
Others	2.9%
Short-Term Investments	6.5%
Other assets less liabilities	0.1%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$67,558,788	5.0%
Alphabet, Inc. - Class A	$64,533,875	4.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	$55,459,847	4.2%
Apple, Inc.	$48,583,544	3.6%
Rockwell Automation, Inc.	$35,833,890	2.7%
Galderma Group AG	$31,741,653	2.4%
Broadcom, Inc.	$29,528,717	2.2%
Cummins, Inc.	$28,442,815	2.1%
NXP Semiconductors NV	$28,133,913	2.1%
Emerson Electric Co.	$28,076,010	2.1%
Total	$417,893,052	31.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from July 31 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000027884
Shareholder Report [Line Items]
Fund Name	AB Sustainable Global Thematic Fund
Class Name	Class A
Trading Symbol	ALTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Sustainable Global Thematic Fund (the “Fund”) for the period of August 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ALTFX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$97	1.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the eleven-month period from August 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.03%	[3]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 11-month period ended June 30, 2026, all share classes of the Fund underperformed the MSCI ACWI (net) (the “benchmark”), before sales charges. Security selection was the primary detractor from relative performance, while sector allocation contributed positively. Security selection within technology, industrials, financials and health care detracted the most from relative performance and more than offset positive contributions from other areas of the Fund. Sector allocation decisions added value, particularly within consumer discretionary, communication services and consumer staples. Positive contributions were also generated from security selection within materials, utilities and real estate. Currency effects provided a modest positive contribution during the period. Overall, unfavorable security selection across several sectors was the primary driver of the Fund’s underperformance relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class A (with sales charges)	MSCI All Country World Index (net)
06/16	$9,575	$10,000
06/17	$11,811	$11,878
06/18	$13,330	$13,153
06/19	$14,536	$13,908
06/20	$16,676	$14,202
06/21	$23,886	$19,778
06/22	$18,626	$16,663
06/23	$21,628	$19,417
06/24	$23,712	$23,179
06/25	$25,313	$26,927
06/26	$26,424	$33,301

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	4.38%	2.04%	10.69%
Class A (with sales charges)	-0.06%	1.15%	10.20%
MSCI All Country World Index (net)	23.67%	10.98%	12.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,341,413,221
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 8,592,933	[4]
InvestmentCompanyPortfolioTurnover	93.00%	[4]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,341,413,221
# of Portfolio Holdings	55
Portfolio Turnover Rate	93%Footnote Reference+
Total Advisory Fees Paid (Net)	$8,592,933Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from August 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	32.9%
Industrials	20.6%
Financials	12.6%
Health Care	11.5%
Communication Services	4.8%
Utilities	3.6%
Consumer Discretionary	2.9%
Real Estate	2.1%
Energy	1.2%
Materials	1.2%
Short-Term Investments	6.5%
Other assets less liabilities	0.1%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	55.9%
Japan	6.6%
United Kingdom	4.8%
Taiwan	4.1%
Italy	3.7%
Switzerland	3.6%
Hong Kong	2.6%
Brazil	1.6%
South Korea	1.5%
China	1.5%
Canada	1.2%
Austria	1.2%
Netherlands	1.1%
Finland	1.1%
Others	2.9%
Short-Term Investments	6.5%
Other assets less liabilities	0.1%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$67,558,788	5.0%
Alphabet, Inc. - Class A	$64,533,875	4.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	$55,459,847	4.2%
Apple, Inc.	$48,583,544	3.6%
Rockwell Automation, Inc.	$35,833,890	2.7%
Galderma Group AG	$31,741,653	2.4%
Broadcom, Inc.	$29,528,717	2.2%
Cummins, Inc.	$28,442,815	2.1%
NXP Semiconductors NV	$28,133,913	2.1%
Emerson Electric Co.	$28,076,010	2.1%
Total	$417,893,052	31.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from July 31 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000027886
Shareholder Report [Line Items]
Fund Name	AB Sustainable Global Thematic Fund
Class Name	Class C
Trading Symbol	ATECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Sustainable Global Thematic Fund (the “Fund”) for the period of August 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ATECX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$166	1.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the eleven-month period from August 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.78%	[5]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 11-month period ended June 30, 2026, all share classes of the Fund underperformed the MSCI ACWI (net) (the “benchmark”), before sales charges. Security selection was the primary detractor from relative performance, while sector allocation contributed positively. Security selection within technology, industrials, financials and health care detracted the most from relative performance and more than offset positive contributions from other areas of the Fund. Sector allocation decisions added value, particularly within consumer discretionary, communication services and consumer staples. Positive contributions were also generated from security selection within materials, utilities and real estate. Currency effects provided a modest positive contribution during the period. Overall, unfavorable security selection across several sectors was the primary driver of the Fund’s underperformance relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class C (with sales charges)	MSCI All Country World Index (net)
06/16	$10,000	$10,000
06/17	$12,242	$11,878
06/18	$13,711	$13,153
06/19	$14,840	$13,908
06/20	$16,897	$14,202
06/21	$24,021	$19,778
06/22	$18,590	$16,663
06/23	$21,425	$19,417
06/24	$23,314	$23,179
06/25	$24,702	$26,927
06/26	$25,588	$33,301

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	3.57%	1.27%	9.85%
Class C (with sales charges)	2.65%	1.27%	9.85%
MSCI All Country World Index (net)	23.67%	10.98%	12.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,341,413,221
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 8,592,933	[6]
InvestmentCompanyPortfolioTurnover	93.00%	[6]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,341,413,221
# of Portfolio Holdings	55
Portfolio Turnover Rate	93%Footnote Reference+
Total Advisory Fees Paid (Net)	$8,592,933Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from August 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	32.9%
Industrials	20.6%
Financials	12.6%
Health Care	11.5%
Communication Services	4.8%
Utilities	3.6%
Consumer Discretionary	2.9%
Real Estate	2.1%
Energy	1.2%
Materials	1.2%
Short-Term Investments	6.5%
Other assets less liabilities	0.1%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	55.9%
Japan	6.6%
United Kingdom	4.8%
Taiwan	4.1%
Italy	3.7%
Switzerland	3.6%
Hong Kong	2.6%
Brazil	1.6%
South Korea	1.5%
China	1.5%
Canada	1.2%
Austria	1.2%
Netherlands	1.1%
Finland	1.1%
Others	2.9%
Short-Term Investments	6.5%
Other assets less liabilities	0.1%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$67,558,788	5.0%
Alphabet, Inc. - Class A	$64,533,875	4.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	$55,459,847	4.2%
Apple, Inc.	$48,583,544	3.6%
Rockwell Automation, Inc.	$35,833,890	2.7%
Galderma Group AG	$31,741,653	2.4%
Broadcom, Inc.	$29,528,717	2.2%
Cummins, Inc.	$28,442,815	2.1%
NXP Semiconductors NV	$28,133,913	2.1%
Emerson Electric Co.	$28,076,010	2.1%
Total	$417,893,052	31.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from July 31 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000027890
Shareholder Report [Line Items]
Fund Name	AB Sustainable Global Thematic Fund
Class Name	Class I
Trading Symbol	AGTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Sustainable Global Thematic Fund (the “Fund”) for the period of August 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AGTIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the eleven-month period from August 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.77%	[7]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 11-month period ended June 30, 2026, all share classes of the Fund underperformed the MSCI ACWI (net) (the “benchmark”), before sales charges. Security selection was the primary detractor from relative performance, while sector allocation contributed positively. Security selection within technology, industrials, financials and health care detracted the most from relative performance and more than offset positive contributions from other areas of the Fund. Sector allocation decisions added value, particularly within consumer discretionary, communication services and consumer staples. Positive contributions were also generated from security selection within materials, utilities and real estate. Currency effects provided a modest positive contribution during the period. Overall, unfavorable security selection across several sectors was the primary driver of the Fund’s underperformance relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class I	MSCI All Country World Index (net)
06/16	$10,000	$10,000
06/17	$12,396	$11,878
06/18	$14,043	$13,153
06/19	$15,366	$13,908
06/20	$17,679	$14,202
06/21	$25,387	$19,778
06/22	$19,850	$16,663
06/23	$23,115	$19,417
06/24	$25,408	$23,179
06/25	$27,178	$26,927
06/26	$28,439	$33,301

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class I	4.63%	2.30%	11.02%
MSCI All Country World Index (net)	23.67%	10.98%	12.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,341,413,221
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 8,592,933	[8]
InvestmentCompanyPortfolioTurnover	93.00%	[8]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,341,413,221
# of Portfolio Holdings	55
Portfolio Turnover Rate	93%Footnote Reference+
Total Advisory Fees Paid (Net)	$8,592,933Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from August 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	32.9%
Industrials	20.6%
Financials	12.6%
Health Care	11.5%
Communication Services	4.8%
Utilities	3.6%
Consumer Discretionary	2.9%
Real Estate	2.1%
Energy	1.2%
Materials	1.2%
Short-Term Investments	6.5%
Other assets less liabilities	0.1%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	55.9%
Japan	6.6%
United Kingdom	4.8%
Taiwan	4.1%
Italy	3.7%
Switzerland	3.6%
Hong Kong	2.6%
Brazil	1.6%
South Korea	1.5%
China	1.5%
Canada	1.2%
Austria	1.2%
Netherlands	1.1%
Finland	1.1%
Others	2.9%
Short-Term Investments	6.5%
Other assets less liabilities	0.1%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$67,558,788	5.0%
Alphabet, Inc. - Class A	$64,533,875	4.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	$55,459,847	4.2%
Apple, Inc.	$48,583,544	3.6%
Rockwell Automation, Inc.	$35,833,890	2.7%
Galderma Group AG	$31,741,653	2.4%
Broadcom, Inc.	$29,528,717	2.2%
Cummins, Inc.	$28,442,815	2.1%
NXP Semiconductors NV	$28,133,913	2.1%
Emerson Electric Co.	$28,076,010	2.1%
Total	$417,893,052	31.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from July 31 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000230903
Shareholder Report [Line Items]
Fund Name	AB Sustainable Global Thematic Fund
Class Name	Class Z
Trading Symbol	ATEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Sustainable Global Thematic Fund (the “Fund”) for the period of August 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ATEZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$67	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the eleven-month period from August 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.71%	[9]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 11-month period ended June 30, 2026, all share classes of the Fund underperformed the MSCI ACWI (net) (the “benchmark”), before sales charges. Security selection was the primary detractor from relative performance, while sector allocation contributed positively. Security selection within technology, industrials, financials and health care detracted the most from relative performance and more than offset positive contributions from other areas of the Fund. Sector allocation decisions added value, particularly within consumer discretionary, communication services and consumer staples. Positive contributions were also generated from security selection within materials, utilities and real estate. Currency effects provided a modest positive contribution during the period. Overall, unfavorable security selection across several sectors was the primary driver of the Fund’s underperformance relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class Z	MSCI All Country World Index (net)
07/21	$10,000	$10,000
06/22	$7,676	$8,340
06/23	$8,942	$9,719
06/24	$9,835	$11,602
06/25	$10,529	$13,478
06/26	$11,025	$16,668

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	Since Inception 7/27/21
Class Z	4.69%	2.00%
MSCI All Country World Index (net)	23.67%	10.92%

Performance Inception Date	Jul. 27, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,341,413,221
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 8,592,933	[10]
InvestmentCompanyPortfolioTurnover	93.00%	[10]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,341,413,221
# of Portfolio Holdings	55
Portfolio Turnover Rate	93%Footnote Reference+
Total Advisory Fees Paid (Net)	$8,592,933Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from August 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	32.9%
Industrials	20.6%
Financials	12.6%
Health Care	11.5%
Communication Services	4.8%
Utilities	3.6%
Consumer Discretionary	2.9%
Real Estate	2.1%
Energy	1.2%
Materials	1.2%
Short-Term Investments	6.5%
Other assets less liabilities	0.1%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	55.9%
Japan	6.6%
United Kingdom	4.8%
Taiwan	4.1%
Italy	3.7%
Switzerland	3.6%
Hong Kong	2.6%
Brazil	1.6%
South Korea	1.5%
China	1.5%
Canada	1.2%
Austria	1.2%
Netherlands	1.1%
Finland	1.1%
Others	2.9%
Short-Term Investments	6.5%
Other assets less liabilities	0.1%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$67,558,788	5.0%
Alphabet, Inc. - Class A	$64,533,875	4.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	$55,459,847	4.2%
Apple, Inc.	$48,583,544	3.6%
Rockwell Automation, Inc.	$35,833,890	2.7%
Galderma Group AG	$31,741,653	2.4%
Broadcom, Inc.	$29,528,717	2.2%
Cummins, Inc.	$28,442,815	2.1%
NXP Semiconductors NV	$28,133,913	2.1%
Emerson Electric Co.	$28,076,010	2.1%
Total	$417,893,052	31.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from July 31 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.

[1]	Annualized. This period represents the eleven-month period from August 1, 2025 to June 30, 2026.
[2]	Based on the Period from August 1, 2025 to June 30, 2026.
[3]	Annualized. This period represents the eleven-month period from August 1, 2025 to June 30, 2026.
[4]	Based on the Period from August 1, 2025 to June 30, 2026.
[5]	Annualized. This period represents the eleven-month period from August 1, 2025 to June 30, 2026.
[6]	Based on the Period from August 1, 2025 to June 30, 2026.
[7]	Annualized. This period represents the eleven-month period from August 1, 2025 to June 30, 2026.
[8]	Based on the Period from August 1, 2025 to June 30, 2026.
[9]	Annualized. This period represents the eleven-month period from August 1, 2025 to June 30, 2026.
[10]	Based on the Period from August 1, 2025 to June 30, 2026.